Borrowings	6 Months Ended
Mar. 31, 2025
Debt Disclosure [Abstract]
Borrowings

7. Borrowings

As of September 30, 2024 and March 31, 2025, the bank borrowings were for working capital and capital expenditure purposes.

	As of September 30,	As of March 31,
	2024	2025
		(Unaudited)
Short-term borrowings
Beijing Zhongguancun Bank Co., Ltd.	$5,740	$5,551
Nantuo branch of Changsha Rural Commercial Bank Co., Ltd.	148	-
Zhengzhou East Branch of China Construction Bank Co., Ltd	35	32
Industrial and Commercial Bank of China Limited Beijing Jiulongshan Branch	712	689
China CITIC Bank Co., Ltd. Beijing Branch	784	758
Bank of China Limited Beijing Communication Technology Development Zone Branch	712	689
Bank of Beijing Hepingli Branch	-	827
Total	$8,131	$8,546

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.
NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MARCH 31, 2024 AND 2025
(In U.S. dollars in thousands, except share and per share data)

As of March 31, 2025, the bank borrowings were primarily obtained from seven banks with interest rates ranging from 2.900% to 8.000% per annum.

The interest expenses were US$258 and US$266 for the six months ended March 31, 2024 and 2025, respectively. The weighted average interest rates of short-term loans outstanding were 7.34% and 8.64% per annum as of September 30, 2024 and March 31, 2025, respectively.

The Company’s controlling shareholder, Dr. Houqi Zhang, provided his personal guarantees, a real estate mortgage guarantee, and a pledge guarantee on his 8% equity in Beijing Qichuang Zhongteng Investment Management Center (Limited Partnership) for certain bank loans in the amount of US$5,740 and US$5,551 from Beijing Zhongguancun Bank Co., Ltd. as of September 30, 2024 and March 31, 2025, respectively.

Dr. Houqi Zhang also provided his personal guarantees for certain bank loans of US$148 and nil from Nantuo branch of Changsha Rural Commercial Bank Co., Ltd. as of September 30, 2024 and March 31, 2025, respectively.

Dr. Houqi Zhang and his spouse, Ms. Yalin Shen, provided their personal guarantees for certain bank loans in the amount of US$784 and US$758 from China CITIC Bank Co., Ltd. as of September 30, 2024 and March 31, 2025, respectively.

Beijing Capital Co., Ltd, a third party, provided guarantees for certain bank loans in the amount of US$570 and US$551, representing 80% of the principal amount, from Industrial and Commercial Bank of China as of September 30, 2024 and March 31, 2025, respectively, and charged the Group with certain amount of guarantee service fees based on the loan amount. Dr. Houqi Zhang and his spouse, Ms. Yalin Shen, provided a counter-guarantee for it.

Beijing Guohua Culture and Technology Financing Guarantee Co., Ltd, a third party, provided guarantees and Autozi China provided a count-guarantee for certain bank loans in the amount of US$712 and US$689 from Bank of China as of September 30, 2024 and March 31, 2025, respectively.

The maturity dates of loans from Beijing Zhongguancun Bank Co., Ltd. were from August 2025 to November 2025. The Company repaid and reborrowed US$2,519 and US$3,032 in August 2025 and November 2025 and the maturity dates of the reborrowed bank loans are February 2026 and November 2026, respectively.

The maturity date of the loan from China CITIC Bank Co., Ltd. was April 2025. The Company repaid fully in April 2025.

The maturity date of loan from Industrial and Commercial Bank of China was April 2025. The Company repaid and reborrowed US$689 in April 2025 and the maturity date of the reborrowed bank loan is April 2026.

The maturity date of loan from Bank of China was May 2025. The Company repaid and reborrowed US$689 in April 2025 and the maturity date of the reborrowed bank loan is April 2026.

The maturity date of loan from Bank of Beijing was December 15, 2025.